LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of long-term debt

(in thousands of $)	2014	2013
Long-term debt:
Norwegian kroner 500 million senior unsecured floating rate bonds due 2014	—	71,854
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
Norwegian kroner 600 million senior unsecured floating rate bonds due 2017	76,487	92,843
3.25% senior unsecured convertible bonds due 2018	350,000	350,000
Norwegian kroner 900 million senior unsecured floating rate bonds due 2019	119,277	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2021	1,061,695	1,097,182
	1,732,459	1,736,879
Less: current portion of long-term debt	(182,415)	(389,888)
	1,550,044	1,346,991

Schedule of maturities of debt
The outstanding debt as of December 31, 2014, is repayable as follows:

(in thousands of $) Year ending December 31
2015	182,415
2016	204,218
2017	187,205
2018	582,980
2019	254,591
Thereafter	321,050
Total debt	1,732,459